Financial risk management - Disclosure of maturity analysis for derivative and non-derivative financial liabilities (Details) - EUR (€) € in Thousands	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of Maturity Analysis for Non-Derivative Financial Liabilities [Line Items]
Other long-term liabilities	€ 10,349	€ 2,003	€ 2,078
Other current liabilities	44,193	45,236	58,888
Less than 3 months
Disclosure of Maturity Analysis for Non-Derivative Financial Liabilities [Line Items]
Loans and borrowings	110	5,176	5,497
Other long-term liabilities	0	0	0
Derivative financial instruments			176
Trade payables	99,067	137,005	168,020
Other current liabilities	19,798	21,956	36,591
Accrued liabilities	22,464	25,501	26,412
Total	141,439	189,638	236,696
Between 3 months and 1 year
Disclosure of Maturity Analysis for Non-Derivative Financial Liabilities [Line Items]
Loans and borrowings	20,302	15,584	16,613
Other long-term liabilities	0	0	0
Derivative financial instruments			0
Trade payables	48,410	82,838	93,199
Other current liabilities	14,196	14,753	13,974
Accrued liabilities	10,057	10,251	8,880
Total	92,965	123,426	132,666
Between 1 and 2 years
Disclosure of Maturity Analysis for Non-Derivative Financial Liabilities [Line Items]
Loans and borrowings	119,074	20,759	22,050
Other long-term liabilities	9,396	11,298	11,434
Derivative financial instruments			0
Trade payables	0	4,362	534
Other current liabilities	0	272	(557)
Accrued liabilities	0	83	264
Total	128,470	36,774	33,725
Between 2 years and 5 years
Disclosure of Maturity Analysis for Non-Derivative Financial Liabilities [Line Items]
Loans and borrowings	678,269	645,015	667,998
Other long-term liabilities	18,903	15,913	17,964
Derivative financial instruments			0
Trade payables	0	6,873	1,966
Other current liabilities	0	(55)	1,293
Accrued liabilities	0	103	326
Total	697,172	667,849	689,547
More than 5 years
Disclosure of Maturity Analysis for Non-Derivative Financial Liabilities [Line Items]
Loans and borrowings	0	0	0
Other long-term liabilities	1,175	2,540	7,844
Derivative financial instruments			0
Trade payables	0	6,241	0
Other current liabilities	0	1,197	56
Accrued liabilities	0	1,339	129
Total	€ 1,175	€ 11,317	€ 8,029